Other Operating Costs	12 Months Ended
Mar. 31, 2013
Other Operating Costs
21.	Other operating costs

As part of its initiative to enhance the long-term efficiency of the business, during the year, the Company undertook certain organizational changes to align its current and prospective business requirements. These changes involved certain positions in the Company becoming redundant and the Company incurred one time expense of Rs.  854 million (US$ 16 million) in respect of this exercise which is included in other operating costs in the consolidated statements of operations.